Acquisitions Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Acquisitions Accounting Policies [Abstract]
Revenue Recognition, Policy
BKFS Revenue Recognition
Within our BKFS segment, we recognize revenues in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 605, Revenue Recognition (“ASC 605”). Recording revenues requires judgment, including determining whether an arrangement includes multiple elements, whether any of the elements are essential to the functionality of any other elements, and the allocation of the consideration based on each element's relative selling price. Customers receive certain contract elements over time and changes to the elements in an arrangement, or in our determination of the relative selling price for these elements, could materially impact the amount of earned and unearned revenue reflected in our financial statements.
The primary judgments relating to our revenue recognition are determining when all of the following criteria are met: (1) persuasive evidence of an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the seller’s price to the buyer is fixed or determinable; and (4) collectability is reasonably assured. Judgment is also required to determine whether an arrangement involving more than one deliverable contains more than one unit of accounting and how the arrangement consideration should be measured and allocated to the separate units of accounting.
If the deliverables under a contract are software related, we determine the appropriate units of accounting and how the arrangement consideration should be measured and allocated to the separate units. This determination, as well as management’s ability to establish vendor specific objective evidence (“VSOE”) for the individual deliverables, can impact both the amount and the timing of revenue recognition under these agreements. The inability to establish VSOE for each contract deliverable results in having to record deferred revenues and/or applying the residual method. For arrangements where we determine VSOE for software maintenance using a stated renewal rate within the contract, we use judgment to determine whether the renewal rate represents fair value for that element as if it had been sold on a stand-alone basis. For a small percentage of revenues, we use contract accounting when the arrangement with the customer includes significant customization, modification, or production of software. For elements accounted for under contract accounting, revenue is recognized using the percentage-of-completion method since reasonably dependable estimates of revenues and contract hours applicable to various elements of a contract can be made.
We are often party to multiple concurrent contracts with the same customer. These situations require judgment to determine whether the individual contracts should be aggregated or evaluated separately for purposes of revenue recognition. In making this determination we consider the timing of negotiating and executing the contracts, whether the different elements of the contracts are interdependent and whether any of the payment terms of the contracts are interrelated.
Due to the large number, broad nature and average size of individual contracts we are a party to, the impact of judgments and assumptions that we apply in recognizing revenue for any single contract is not likely to have a material effect on our consolidated operations. However, the broader accounting policy assumptions that we apply across similar arrangements or classes of customers could significantly influence the timing and amount of revenue recognized in our result of operations.

Revenue Recognition
Fidelity National Title Group. Our direct title insurance premiums and escrow, title-related and other fees are recognized as revenue at the time of closing of the related transaction as the earnings process is then considered complete, whereas premium revenues from agency operations and agency commissions include an accrual based on estimates using historical information of the volume of transactions that have closed in a particular period for which premiums have not yet been reported to us. The accrual for agency premiums is necessary because of the lag between the closing of these transactions and the reporting of these policies to us by the agent. Historically, the time lag between the closing of these transactions by our agents and the reporting of these policies, or premiums, to us has been up to 15 months, with 70-80% reported within three months following closing, an additional 10-20% reported within the next three months and the remainder within seven to fifteen months. In addition to accruing these earned but unreported agency premiums, we also accrue agent commission expense, which was 76.1%, of agent premiums earned in 2013, 76.2% of agent premiums earned in 2012 and 77.1% of agent premiums earned in 2011. We also record a provision for claim losses at our average provision rate at the time we record the accrual for the premiums, which was 7.0% for 2013 and 2012 and 6.8% for 2011, and accruals for premium taxes and other expenses relating to our premium accrual. The resulting impact to pretax earnings in any period is less than 10% of the accrued premium amount. The impact of the change in the accrual for agency premiums and related expenses on our pretax earnings was a decrease of $7 million for the year ended December 31, 2013, less than $1 million for the year ended 2012 and an increase of $8 million for the year ended 2011. The amount due from our agents relating to this accrual, i.e., the agent premium less their contractual retained commission, was approximately $74 million and $90 million at December 31, 2013 and 2012, respectively, which represents agency premiums of approximately $364 million and $438 million at December 31, 2013 and 2012, respectively, and agent commissions of $290 million and $348 million at December 31, 2013 and 2012, respectively.
Revenues from home warranty insurance policies are recognized over the life of the policy, which is one year. The unrecognized portion is recorded as deferred revenue in Accounts payable and other accrued liabilities in the Consolidated Balance Sheets.
Remy. Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, ownership has transferred, the seller’s price to the buyer is fixed and determinable and collectability is reasonably assured. Sales are recorded upon shipment of product to customers and transfer of title and risk of loss under standard commercial terms (typically, F.O.B. shipping point). We recognize shipping and handling costs as Costs of auto parts revenue with the related amounts billed to customers as sales. Accruals for sales returns, price protection and other allowances are provided at the time of shipment based upon past experience. Adjustments to such accruals are made as new information becomes available. We accrue for rebates, price protection and other customer sales allowances in accordance with specific customer arrangements. Such rebates are recorded as a reduction of Auto parts revenue.
Restaurant Group. Restaurant revenue on the Consolidated Statements of Earnings consists of restaurant sales and, to a lesser extent, franchise revenue and other revenue. Restaurant sales include food and beverage sales and are net of applicable state and local sales taxes and discounts.

Internal Use Software, Policy [Policy Text Block]
Capitalized Software
Capitalized software includes the fair value of software acquired in business combinations, purchased software and capitalized software development costs. Purchased software is recorded at cost and amortized using the straight-line method over its estimated useful life. Software acquired in business combinations is recorded at its fair value and amortized using straight-line or accelerated methods over its estimated useful life, ranging from 5 to 10 years. In our BKFS segment we have significant internally developed software. These costs are amortized using the straight-line method over the estimated useful life. Useful lives of computer software range from 3 to 10 years. Capitalized software development costs are accounted for in accordance with either ASC Topic 985, Software, Subtopic 20, Costs of Software to Be Sold, Leased, or Marketed (“ASC 985-20”), or ASC 350, Subtopic 40, Internal-Use Software (“ASC 350-40”). For software products to be sold, leased, or otherwise marketed (ASC 985-20 software), all costs incurred to establish the technological feasibility are research and development costs, and are expensed as they are incurred. Costs incurred subsequent to establishing technological feasibility, such as programmers' salaries and related payroll costs and costs of independent contractors, are capitalized and amortized on a product by product basis commencing on the date of general release to customers. We do not capitalize any costs once the product is available for general release to customers. For internal-use computer software products (ASC 350-40 software), internal and external costs incurred during the preliminary project stage are expensed as they are incurred. Internal and external costs incurred during the application development stage are capitalized and amortized on a product by product basis commencing on the date the software is ready for its intended use. We do not capitalize any costs once the software is ready for its intended use.
We also assess the recorded value of computer software for impairment on a regular basis by comparing the carrying value to the estimated future cash flows to be generated by the underlying software asset. There is an inherent uncertainty in determining the expected useful life of or cash flows to be generated from computer software. We have not historically experienced material changes in these estimates but could be subject to them in the future.

Core Accounting [Policy Text Block]
Core Accounting
In our Remy segment, remanufacturing is the process where failed or used components, commonly known as cores, are disassembled into subcomponents, cleaned, inspected, tested, combined with new subcomponents and reassembled into salable, finished products. With many customers, a deposit is charged for the core. Upon return of a core, we grant the customer a credit based on the core deposit value. Core deposits are excluded from auto parts revenue. We record a liability for core returns based on cores expected to be returned. This liability is recorded in Accounts payable and other accrued liabilities in the accompanying Consolidated Balance Sheets. The liability represents the difference between the core deposit value to be credited to the customer and the estimated core inventory value of the core to be returned. Revisions to these estimates are made periodically to consider current costs and customer return trends. Upon receipt of a core, we record inventory at lower of cost or fair market value. The value of a core declines over its estimated useful life (ranging from 4 to 30 years) and is devalued accordingly. Carrying value of the core inventory is evaluated by comparing current prices obtained from core brokers to carrying cost. The devaluation of core carrying value is reflected as a charge to Cost of auto parts revenue. Core inventory that is deemed to be obsolete or in excess of current and future projected demand is written down to the lower of cost or market and charged to Cost of auto parts revenue. Core inventories are classified as Prepaid expenses and other assets in the accompanying Consolidated Balance Sheets.
In our Remy segment, when we enter into arrangements to purchase certain cores held in a customer’s inventory or when the customer is not charged a deposit for the core, we have the right to receive a core from the customer in return for every exchange unit supplied to them. We classify such rights as “Core return rights” in Prepaid expenses and other assets in the accompanying Consolidated Balance Sheets. The core return rights are valued based on the underlying core inventory values. Devaluation of these rights is charged to Cost of auto parts revenue. On a periodic basis, we settle with customers for cores that have not been returned.

Research and Development Expense, Policy [Policy Text Block]
Research and Development
In our Remy segment, we conduct research and development programs that are expected to contribute to future earnings. Such costs are included in Other operating expenses in the Consolidated Statements of Earnings. Customer-funded research and development expenses are recorded as an offset to research and development expense in Other operating expenses.

Foreign Currency Transactions and Translations Policy
Foreign Currency Translation
The functional currency for our foreign operations is either the U.S. Dollar or the local currency, with the exception of our Remy subsidiaries in Hungary for which the Euro is the functional currency, since substantially all of their purchases and sales are denominated in Euro. For foreign operations where the local currency is the functional currency, the translation of foreign currencies into U.S. Dollars is performed for balance sheet accounts using exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted average exchange rate during the period. The unrealized gains and losses resulting from the translation are included in Accumulated other comprehensive earnings in the Consolidated Financial Statements and are excluded from net earnings. Gains or losses resulting from foreign currency transactions are included in Realized gains and losses, net and are insignificant in 2013, 2012, and 2011. We evaluate our foreign subsidiaries’ functional currency on an ongoing basis.

Derivatives, Reporting of Derivative Activity [Policy Text Block]
Derivative Financial Instruments
In our Remy segment, in the normal course of business, our operations are exposed to continuing fluctuations in foreign currency values, interest rates and commodity prices that can affect the cost of operating, investing and financing. Accordingly, we address a portion of these risks through a controlled program of risk management that includes the use of derivative financial instruments. We have historically used derivative financial instruments for the purpose of hedging currency, interest rate and commodity exposures, which exist as a part of ongoing business operations.
As a policy, we do not engage in speculative or leveraged transactions, nor do we hold or issue derivative financial instruments for trading purposes. Our objective for holding derivatives is to minimize risks using the most effective and cost-efficient methods available. Management routinely reviews the effectiveness of the use of derivative financial instruments.
We recognize all of our derivative instruments as either assets or liabilities at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated, and is effective, as a hedge and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, we designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge or a hedge of a net investment in a foreign operation. Gains and losses related to a hedge are either recognized in earnings immediately to offset the gain or loss on the hedged item or are deferred and reported as a component of Accumulated other comprehensive earnings (loss) and subsequently recognized in earnings when the hedged item affects earnings. The change in fair value of the ineffective portion of a financial instrument that has been designated as a hedge, determined using the change in fair value method, is recognized in earnings immediately. The gain or loss related to derivative financial instruments that are not designated as hedges is recognized immediately in earnings.

Standard Product Warranty, Policy [Policy Text Block]
Warranty
In our Remy segment, we provide certain warranties relating to quality and performance of our products. An allowance for the estimated future cost of product warranties and other defective product returns is based on management’s estimate of product failure rates and customer eligibility and is included in Accounts payable and other accrued liabilities in the Consolidated Balance Sheet. If these factors differ from management’s estimates, revisions to the estimated warranty liability may be required. The specific terms and conditions of the warranties vary depending upon the customer and the product sold.

Redeemable Noncontrolling Interest [Table Text Block]
Redeemable Non-controlling Interest
As discussed above, subsequent to the Acquisition of LPS we issued 35% ownership interest in BKFS and ServiceLink to funds affiliated with Thomas H. Lee Parters ("THL" or "the minority interest holder"). As part of the Unit Purchase Agreement with THL, THL has an option to put their ownership interests of either or both of BKFS and ServiceLink to us if no public offering the corresponding business has been consummated after four years. The units owned by THL ("redeemable noncontrolling interests") may be settled in cash or common stock of FNF or a combination of both at our election in an amount equivalent. The redeemable noncontrolling interests will be settled at the current fair value at the time we receive notice of THL's put election as determined by the parties or by a third party appraisal under the terms of the Unit Purchase Agreement.
As these redeemable noncontrolling interests provide for redemption features not solely within the control of us, the issuer, we classify the redeemable noncontrolling interests outside of permanent equity in accordance with ASC 480-10, “Distinguishing Liabilities from Equity”. Redeemable interest held by third parties in subsidiaries owned or controlled by FNF is reported on the condensed consolidated balance sheet outside permanent equity; and the condensed consolidated statement of operations reflects the respective redeemable noncontrolling interests in Net loss attributable to non-controlling interests - redeemable and non-redeemable, the effect of which is removed from the net loss attributable to FNF commons shareholders.